Accumulated Other Comprehensive Loss (“AOCL”)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Loss (“AOCL”)
Accumulated Other Comprehensive Loss (“AOCL”):
The components of AOCL are summarized as follows using applicable blended average federal and state tax rates for each period:

	March 31, 2019			December 31, 2018
(in thousands)	Before Tax Amount	Tax Effect	Net of Tax Amount	Before Tax Amount	Tax Effect	Net of Tax Amount
Unrealized losses on available for sale securities	$(11,604)	$2,838	$(8,766)	$(33,145)	$8,104	$(25,041)
Unrealized gains on interest rate swaps designated as cash flow hedges	8,759	(2,142)	$6,617	9,103	(2,226)	$6,877
Total AOCL	$(2,845)	$696	$(2,149)	$(24,042)	$5,878	$(18,164)

The components of other comprehensive income (loss) for the periods presented are summarized as follows:

	Three Months Ended March 31,
	2019			2018
(in thousands)	Before Tax Amount	Tax Effect	Net of Tax Amount	Before Tax Amount	Tax Effect	Net of Tax Amount
Unrealized gains (losses) on available for sale securities:
Change in fair value arising during the period	$21,545	$(5,267)	$16,278	$(20,850)	$5,873	$(14,977)
Reclassification adjustment for net gains included in net income	(4)	1	(3)	—	—	—
	21,541	(5,266)	16,275	(20,850)	5,873	(14,977)
Unrealized (losses) gains on interest rate swaps designated as cash flow hedges:
Change in fair value arising during the period	(15)	4	(11)	6,101	(1,821)	4,280
Reclassification adjustment for net interest (income) expense included in net income	(329)	80	(249)	121	(31)	90
	(344)	84	(260)	6,222	(1,852)	4,370
Total other comprehensive income (loss)	$21,197	$(5,182)	$16,015	$(14,628)	$4,021	$(10,607)

Accumulated Other Comprehensive Loss (“AOCL”):
The components of AOCL are summarized as follows using applicable blended average federal and state tax rates for each period:

	December 31, 2018			December 31, 2017
(in thousands)	Before Tax Amount	Tax Effect	Net of Tax Amount	Before Tax Amount	Tax Effect	Net of Tax Amount
Unrealized losses on available for sale securities	$(33,145)	$8,104	$(25,041)	$(13,414)	$2,883	$(10,531)
Unrealized gains on interest rate swaps designated as cash flow hedges	9,103	(2,226)	$6,877	5,602	(1,204)	4,398
Total AOCL	$(24,042)	$5,878	$(18,164)	$(7,812)	$1,679	$(6,133)

The components of other comprehensive income (loss) for the three-year period ended December 31, 2018 is summarized as follows:

	December 31, 2018
(in thousands)	Before Tax Amount	Tax Effect	Net of Tax Amount
Unrealized losses on available for sale securities:
Change in fair value arising during the period	$(20,730)	$5,465	$(15,265)
Reclassification adjustment for net losses included in net income	999	(244)	755
	(19,731)	5,221	(14,510)
Unrealized gains on interest rate swaps designated as cash flow hedges:
Change in fair value arising during the period	3,744	(1,081)	2,663
Reclassification adjustment for net interest income included in net income	(243)	59	(184)
	3,501	(1,022)	2,479
Total other comprehensive loss	$(16,230)	$4,199	$(12,031)

	December 31, 2017
(in thousands)	Before Tax Amount	Tax Effect	Net of Tax Amount
Unrealized gains on available for sale securities arising during the period	$6,875	$(3,298)	$3,577
Reclassification adjustment for net losses on sale of securities included in net income	1,601	(768)	833
Unrealized gains on interest rate swaps designated as cash flow hedges	293	(141)	152
Total other comprehensive income	$8,769	$(4,207)	$4,562

	December 31, 2016
(in thousands)	Before Tax Amount	Tax Effect	Net of Tax Amount
Unrealized losses on available for sale securities arising during the period	$(5,952)	$2,113	$(3,839)
Reclassification adjustment for net gains on sale of securities included in net income	(1,556)	552	(1,004)
Unrealized gains on interest rate swaps designated as cash flow hedges	5,578	(1,980)	3,598
Total other comprehensive loss	$(1,930)	$685	$(1,245)